Loans and advances to customers (Tables) - Loans and advances - Customers	12 Months Ended
Dec. 31, 2019
Financial assets
Schedule of financial assets

	12/31/2018	12/31/2019

Other financial assets at fair value through profit or loss	9,093	25,789
Financial assets at fair value through other comprehensive income	771	2,875
Financial assets at amortized cost	666,772	699,671
	676,636	728,335
Of which:
Before allowance for impairment losses	698,152	750,305
Allowance for impairment losses	(21,516)	(21,970)
	676,636	728,335

Schedule of detail by classification of loans and advances to customers

	12/31/2018	12/31/2019

By loan type:
Commercial, financial and industrial loans	365,438	373,943
Public sector loans	59,547	70,450
Mortgage loans	137,404	147,810
Reverse repurchase agreements	9,093	25,789
Installment loans to individuals -
Revolving consumer credit card loans	54,511	57,760
Non-revolving consumer loans	53,730	56,601
Impaired loans	18,429	17,952
	698,152	750,305
By borrower sector:
Public sector	59,547	70,450
Individuals	257,132	274,053
Communications and transportation	33,373	35,773
Construction	45,333	47,872
Manufacturing	65,273	63,652
Services	185,382	122,970
Tourism	21,870	25,244
Other sectors	30,242	110,291
	698,152	750,305
By geographical area:
Mexico	698,152	750,305
	698,152	750,305
By interest rate:
Fixed rate	255,571	270,930
Floating rate	442,581	479,375
	698,152	750,305

Schedule of gross carrying amount of the financial assets at fair value through other comprehensive income

The following is a breakdown of the gross carrying amount of Financial assets at fair value through other comprehensive income and Financial assets at amortized cost as of December 31, 2019:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at fair value through other comprehensive income	2,880	—	2,880	—	2,880
Of which:
Commercial, financial and industrial loans	2,880	—	2,880	—	2,880

Financial assets at amortized cost	676,508	27,176	703,684	17,952	721,636
Of which:
Commercial, financial and industrial loans	358,665	12,398	371,063	5,815	376,878
Public sector loans	70,450	—	70,450	—	70,450
Mortgage loans	140,072	7,738	147,810	8,399	156,209
Installment loans to individuals -	107,321	7,040	114,361	3,738	118,099
Revolving consumer credit card loans	54,292	3,468	57,760	1,717	59,477
Non-revolving consumer loans	53,029	3,572	56,601	2,021	58,622

(*) As of December 31, 2019 there were no POCI financial assets.

Schedule of Financial assets at amortized cost between stages
	Gross carrying amount
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2019	643,475	26,382	18,429	688,286
Transfers:
Transfer from Stage 1 to Stage 2	(84,239)	84,239	—	—
Transfer from Stage 1 to Stage 3	(2,244)	—	2,244	—
Transfer from Stage 2 to Stage 3	—	(28,017)	28,017	—
Transfer from Stage 2 to Stage 1	54,716	(54,716)	—	—
Transfer from Stage 3 to Stage 2	—	4,403	(4,403)	—
Transfer from Stage 3 to Stage 1	2,628	—	(2,628)	—

Remaining in same stage (*)	(236,958)	2,090	1,576	(233,292)
Financial assets derecognized during the period other than write-offs	(554,689)	(7,215)	(3,828)	(565,732)
Originated financial assets	853,967	—	—	853,967
Write-offs	—	—	(21,333)	(21,333)
Other movements	(148)	10	(122)	(260)

As of December 31, 2019	676,508	27,176	17,952	721,636

(*) Includes mainly payments of principal and accrued interest.

Schedule of changes in the allowance for impairment losses

	2017	2018	2019

Beginning balance as of January 1 (as originally presented)	(17,883)	(16,929)	(21,516)
Adjustments on initial adoption of IFRS 9	—	(3,270)	—
Beginning balance as of January 1 (restated)	(17,883)	(20,199)	(21,516)

Impairment losses on financial assets - Financial assets at amortized cost (*)	(20,771)	(20,947)	(21,673)
Impairment losses on financial assets - Financial assets at fair value through other comprehensive income	—	(2)	(5)
Write-off of impaired loans applied against the allowance for impairment losses	21,733	19,678	21,154
Others	(8)	(46)	70
Balance at year-end	(16,929)	(21,516)	(21,970)

Of which:
By geographical location of risk:
Mexico	(16,929)	(21,516)	(21,970)

(*)The amount of Impairment losses on financial assets not a fair value through profit or loss – Financial assets at amortized cost presented in the consolidated income statement is net of recoveries of loans previously written-off and recovery expenses in the amount of 1,951 million pesos in 2017, 2,141 million pesos in 2018 and 2,083 million pesos in 2019.

Schedule of allowance for loan losses and the written-off financial assets

The following is a breakdown of the allowance for impairment losses and the written-off financial assets as of December 31, 2019:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	5	—	—	5	—
Of which:
Commercial, financial and industrial loans	5	—	—	5	—

Financial assets at amortized cost	7,249	5,466	9,250	21,965	21,154
Of which:
Commercial, financial and industrial loans	2,022	1,787	4,326	8,135	6,038
Public sector loans	8	—	—	8	—
Mortgage loans	623	660	2,033	3,316	1,775
Installment to individuals -	4,596	3,019	2,891	10,506	13,341
Revolving consumer credit card loans	2,330	1,598	1,352	5,280	7,536
Non-revolving consumer loans	2,266	1,421	1,539	5,226	5,805

Schedule of transfers of allowance for impairment losses of financial assets at amortized cost between stages

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total

Beginning balance as of January 1	7,035	5,309	9,172	21,516

As of January 1, 2019
Transfers:
Transfer from Stage 1 to Stage 2	(4,369)	17,123	—	12,754
Transfer from Stage 1 to Stage 3	(131)	—	393	262
Transfer from Stage 2 to Stage 3	—	(12,547)	16,868	4,321
Transfer from Stage 2 to Stage 1	2,484	(9,902)	—	(7,418)
Transfer from Stage 3 to Stage 2	—	659	(1,429)	(770)
Transfer from Stage 3 to Stage 1	140	—	(474)	(334)

Financial assets derecognized during the period other than write-offs	(2,089)	(1,092)	(1,449)	(4,630)
Contracts remaining at the same stage	(481)	6,180	2,328	8,027
Write-offs	—	—	(21,154)	(21,154)
Originated financial assets	4,295	—	—	4,295
Foreign exchange and other movements	370	(264)	4,995	5,101

As of December 31, 2019	7,254	5,466	9,250	21,970

Schedule of changes in financial assets considered to be impaired due to credit risk.

	2017	2018	2019

Beginning balance	17,595	18,132	18,429
Additions	34,180	32,461	31,418
Transfers to performing loans	(11,910)	(12,486)	(10,741)
Written-off loans	(21,733)	(19,678)	(21,154)
Balance at year-end	18,132	18,429	17,952

Schedule of financial assets between no past due and past due

The breakdown between no past due and past due as of December 31, 2018 of the balance of the financial assets classified as Financial assets at amortized cost – Loans and advances to customers that are considered to be impaired is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	2,138	1,531	112	880	1,877	6,538
Mortgage loans	2,098	1,447	844	662	3,294	8,345
Installment loans to individuals
Of which:
Revolving consumer credit card loans	530	1,186	—	—	—	1,716
Non-revolving consumer loans	484	1,345	—	—	1	1,830
	5,250	5,509	956	1,542	5,172	18,429

The breakdown between no past due and past due as of December 31, 2019 of the balance of the financial assets classified as Financial assets at amortized cost - Loans and advances to customers, that are considered to be impaired, is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	1,427	1,640	404	291	2,053	5,815
Mortgage loans	3,701	1,142	703	498	2,355	8,399
Installment loans to individuals
Of which:
Revolving consumer credit card loans	536	1,181	—	—	—	1,717
Non-revolving consumer loans	527	1,492	1	—	1	2,021
	6,191	5,455	1,108	789	4,409	17,952

Schedule of renegotiated loans

	For the Year Ended 12/31/2017				For the Year Ended 12/31/2018				For the Year Ended 12/31/2019
	Performing loans				Performing loans				Performing loans
	Due to				Due to				Due to
	Concerns				Concerns				Concerns
	About				About				About
	Current or				Current or				Current or
	Potential	Due to			Potential	Due to			Potential	Due to
	Credit	Other	Impaired		Credit	Other	Impaired		Credit	Other	Impaired
	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total

Commercial, financial and industrial loans	879	—	1,028	1,907	1,318	—	3,011	4,329	1,215	—	2,318	3,533
Mortgage loans	22	—	1	23	603	—	530	1,133	369	—	293	662
Installment loans to individuals	1,086	—	186	1,272	1,147	—	205	1,352	850	—	306	1,156
	1,987	—	1,215	3,202	3,068	—	3,746	6,814	2,434	—	2,917	5,351
Percentage	62%	—	38%	100%	57%	—	70%	100%	45%	—	55%	100%

Schedule of maximum exposure to credit risk by class of financial assets

		12/31/2018
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	265,175	218,651	46,524	42,480	4,044	—	—	—
Other financial assets at fair value through profit or loss	107,425	—	107,425	—	107,560	—	—	—
Financial assets at fair value through other comprehensive income	155,256	155,256	—	—	—	—	—	—
Financial assets at amortized cost:	787,739	348,767	438,972	—	—	124,725	222,490	11,945
Of which:
Loans and advances to credit institutions	47,034	47,034	—	—	—	—	—	—
Loans and advances to customers	688,286	249,314	438,972	—	—	124,725	222,490	11,945
Commercial, financial and industrial loans	371,203	96,967	274,236	—	—	102,905	97,167	11,945
Public sector loans	59,547	21,385	38,162	—	—	21,794	—	—
Mortgage loans	145,749	20,226	125,523	—	—	—	123,353	—
Installment loans to individuals:
Revolving consumer credit card loans	56,227	56,227	—	—	—	—	—	—
Non-revolving consumer loans	55,560	54,509	1,051	—	—	26	1,970	—
Debt instruments	52,419	52,419	—	—	—	—	—	—
Guarantees and loan commitments	94,267	94,267	—	—	—	—	—	—
Available lines of credit cards and non-revolving consumer loans	—		—	—	—	—	—	—
	1,409,862	816,941	592,921	42,480	111,604	124,725	222,490	11,945

(1)

Related to loans and receivables and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and receivables are secured by multiple credit enhancements.

(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at the moment of the loan origination.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

		12/31/2019
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	262,360	239,865	22,495	16,759	5,736	—	—	—
Other financial assets at fair value through profit or loss	79,927	—	79,927	—	76,592	—	—	—
Financial assets at fair value through other comprehensive income	236,343	236,343	—	—	—	—	—	—
Financial assets at amortized cost:	769,788	316,232	453,556	—	—	69,732	148,360	8,118
Of which:
Loans and advances to credit institutions	36,895	36,895	—	—	—	—	—	—
Loans and advances to customers	721,636	268,080	453,556	—	—	69,732	148,360	8,118
Commercial, financial and industrial loans	376,878	106,672	270,206	—	—	45,058	25,308	8,118
Public sector loans	70,450	26,867	43,583	—	—	24,646	—	—
Mortgage loans	156,209	19,077	137,132	—	—	—	120,461	—
Revolving consumer credit card loans	59,477	59,477	—	—	—	—	—	—
Non-revolving consumer loans	58,622	55,987	2,635	—	—	28	2,591	—
Debt instruments	11,257	11,257	—	—	—	—	—	—
Guarantees and loan commitments	80,169	80,169	—	—	—	—	—	—
	1,428,587	872,609	555,978	16,759	82,328	69,732	148,360	8,118

(1)

Related to loans and receivables and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and receivables are secured by multiple credit enhancements.

(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at the moment of the loan origination.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

Schedule of internal rating scale and mapping with external ratings

Equivalence with
Standard &
Internal Rating	Poor’s	Moody’s

9.3	Aaa	AAA
9.2	Aa1	AA+
9.0	Aa2	AA
8.6	Aa3	AA-
8.1	A1	A+
7.7	A2	A
7.3	A3	A-
6.7	Baa1	BBB+
6.1	Baa2	BBB
5.6	Baa3	BBB-
5.0	Ba1	BB+
4.4	Ba2	BB
3.9	Ba3	BB-
3.3	B1	B+
2.7	B2	B
2.2	B3	B-
1.6	Caa1	CCC
1.0	Ca	CC

Schedule of rating categories for commercial loans, mortgage loans, installment loans

Rating	Equivalence

A-1	Minimum Risk (Solid)
A-2	Low Risk (Outstanding)
B-1	Normal Risk (Good)
B-2	Normal Risk
B-3	Satisfactory
C-1	Normal Risk (Adequate)
C-2	Medium Risk (Weak)
D	High Risk (Poor)
E	Probable Loss

External credit grades
Financial assets
Schedule of credit risk exposure

	12/31/2018
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SMEs)	57,411	7,716	1,843	2,276	4,176	1,308	538	1,673	332	—	77,273
Mortgage loans	107,435	4,623	3,576	9,504	2,712	5,731	3,655	3,525	889	4,099	145,749
Revolving consumer credit card loans	2,896	15,463	15,052	5,743	2,858	4,694	4,580	3,584	1,357	—	56,227
Non-revolving consumer loans	9,180	6,953	11,815	8,092	7,111	5,068	2,534	1,064	2,862	881	55,560
	176,922	34,755	32,286	25,615	16,857	16,801	11,307	9,846	5,440	4,980	334,809

Financial instruments not recognized on the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	6,365	5,240	5,743	3,460	2,601	3,603	3,676	1,600	1,907	—	34,195
Guarantees	85	—	—	—	—	—	—	—	—	—	85
Loan commitments	174	—	—	—	—	—	—	—	—	—	174
	6,624	5,240	5,743	3,460	2,601	3,603	3,676	1,600	1,907	—	34,454
	183,546	39,995	38,029	29,075	19,458	20,404	14,983	11,446	7,347	4,980	369,263

	12/31/2019
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SMEs)	50,253	6,730	2,553	2,575	9,046	2,068	723	1,941	674	—	76,563
Mortgage loans	117,983	3,384	1,685	14,161	1,114	4,936	3,465	4,507	694	211	152,140
Revolving consumer credit card loans	3,165	17,396	16,396	5,842	2,945	4,791	4,227	3,332	1,383	—	59,477
Non-revolving consumer loans	9,511	6,886	14,618	8,756	7,076	4,110	2,483	1,148	3,067	—	57,655
	180,912	34,396	35,252	31,334	20,181	15,905	10,898	10,928	5,818	211	345,835

Financial instruments not recognized on the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	6,914	7,786	8,113	4,565	3,425	4,743	4,533	1,921	2,468	—	44,468
Guarantees	37	—	—	—	—	—	—	—	—	—	37
Loan commitments	183	—	—	—	—	—	—	—	—	—	183
	7,134	7,786	8,113	4,565	3,425	4,743	4,533	1,921	2,468	—	44,688
	188,046	42,182	43,365	35,899	23,606	20,648	15,431	12,849	8,286	211	390,523

Internal credit grades
Financial assets
Schedule of credit risk exposure

	12/31/2018
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SMEs)	—	—	—	—	—	2,012	17,068	25,236	54,471	85,467	73,559	15,383	4,814	833	1,158	246	218	—	2,140	12,098	294,703
Public sector loans	—	—	5,200	—	—	23,195	179	—	6,049	9,278	14,190	1,456	—	—	—	—	—	—	—	—	59,547
	—	—	5,200	—	—	25,207	17,247	25,236	60,520	94,745	87,749	16,839	4,814	833	1,158	246	218	—	2,140	12,098	354,250

Financial instruments not recognized on the consolidated balance sheet:
Guarantees	622	—	—	2,840	12,897	8,313	26,172	4,551	10,822	3,936	2,040	1,299	3	—	—	—	75	—	—	2,586	76,156
Loan commitments	—	—	—	203	366	237	239	113	2,290	7,798	5,273	756	63	3	5	—	19	—	—	485	17,850
	622	—	—	3,043	13,263	8,550	26,411	4,664	13,112	11,734	7,313	2,055	66	3	5	—	94	—	—	3,071	94,006
	622	—	5,200	3,043	13,263	33,757	43,658	29,900	73,632	106,479	95,062	18,894	4,880	836	1,163	246	312	—	2,140	15,169	448,256

	12/31/2019
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SMEs)	—	—	—	—	—	2,004	21,925	33,028	32,090	75,766	94,840	21,098	5,734	1,112	1,453	235	301	—	1,477	12,144	303,207
Public sector loans	—	—	4,506	—	—	—	26,566	2,055	5,491	13,684	16,297	1,285	—	—	—	—	—	—	—	566	70,450
	—	—	4,506	—	—	2,004	48,491	35,083	37,581	89,450	111,137	22,383	5,734	1,112	1,453	235	301	—	1,477	12,710	373,657

Financial instruments not recognized on the consolidated balance sheet:
Guarantees	597	—	—	4,009	15,457	4,347	8,290	12,566	5,848	3,780	2,082	167	—	—	—	—	75	—	—	913	58,131
Loan commitments	—	—	—	57	139	301	20	228	3,472	6,119	5,877	1,443	76	—	—	—	—	—	—	363	18,095
	597	—	—	4,066	15,596	4,648	8,310	12,794	9,320	9,899	7,959	1,610	76	—	—	—	75	—	—	1,276	76,226
	597	—	4,506	4,066	15,596	6,652	56,801	47,877	46,901	99,349	119,096	23,993	5,810	1,112	1,453	235	376	—	1,477	13,986	449,883